Employee Benefits - Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities (Detail) $ in Millions	Jan. 31, 2026 CAD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	$ (23.1)
Increase (Decrease) of liabilities due to decrease in actuarial assumption	25.3
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	3.5
Increase (Decrease) of liabilities due to decrease in actuarial assumption	(3.2)
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	8.6
Increase (Decrease) of liabilities due to decrease in actuarial assumption	$ (8.7)